Finance receivables (Tables)	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
Schedule of finance receivables measured at amortized cost, net of allowance

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables as at March 31, 2025, are as follows:

$
Balance – December 31, 2024	3,432,340
Additions	139,121
Add: Interest income	69,588
Less: Interest payments	(61,226)
Less: Principal payments	(557,467)
Effects of foreign exchange	(4,205)
Balance – March 31, 2025	3,018,151
Current	3,018,151
Non-current	-
Balance – March 31, 2025	3,018,151

Schedule of finance receivables

Finance receivables include the following as at March 31, 2025:

$
Minimum payments receivable	2,904,403
Unearned income	113,748
Net investment	3,018,151
Allowance for credit losses	—
Finance receivables, net	3,018,151